Share Based Compensation - Stock Option Rollforward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangements [Abstract]
Number of stock options, beginning of period number of stock options (in shares)	2,134,685	2,403,985
Number of stock options, granted during the year (in shares)		185,000
Number of stock options, forfeited during the year (in shares)	(360,500)	(241,800)
Number of stock options, cancelled during the year (in shares)	(219,185)	(200,000)
Number of stock options, exercised during the year (in shares)		(12,500)
Number of stock options, end of period number of stock options (in shares)	1,555,000	2,134,685
Weighted average exercise price, beginning of period (usd per share)	$ 32.73	$ 37.07
Weighted average exercise price, granted during the year (usd per share)		21.02
Weighted average exercise price, forfeited during the year (usd per share)	$ 38.03	$ 39.00
Weighted average exercise price, cancelled during the year (usd per share)	$ 20.21	$ 67.90
Weighted average exercise price, exercised during the year (usd per share)		$ 10.32
Weighted average exercise price, end of period (usd per share)	$ 33.27	32.73
Weighted average exercise price of options exercisable at end of period (usd per share)	$ 27.84	$ 23.79